FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

(in thousands of $)	2012 Fair value	2012 Carrying value	2011 Fair value	2011 Carrying value
Financial assets:
Restricted cash and investments	1,846	1,846	1,934	1,934
Financial liabilities:
Term Loans	9,384	9,556	12,307	12,743

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2012 Fair value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	1,846	1,846	—	—
Financial liabilities:
Term Loans	9,384	—	9,384	—